Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,645,000
Previously Paid Amount	0.00
Total Fee Amount	711.15
Total Offset Amount	0.00
Net Fee	711.15
Narrative - Max Aggregate Offering Price	$ 4,645,000
Final Prospectus	true